Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of subsidiaries

Name	Background	Ownership
Soft Cloud Technology Limited	A Hong Kong company formed on December 24, 2020	100% owned by Ruanyun Edai Technology Inc.
Rollingthunder Technology (Jiangxi) Co., Ltd	A PRC company formed on January 19, 2021	100% owned by Soft Cloud Technology Limited
Jiangxi Ruanyun Technology Co., Ltd.	A PRC company formed on March 27, 2012	VIE of Rollingthunder Technology (Jiangxi) Co., Ltd
Jiangxi Ruanyun Technology Co., Ltd. (Shenzhen Branch)	A PRC company formed on March 27, 2017	100% owned by Jiangxi Ruanyun Technology Co., Ltd.

Jiangxi Alphabet Technology Co., Ltd.	A PRC company formed on February 21, 2017	70% owned by Jiangxi Ruanyun Technology Co., Ltd.
Jiangxi Huizuoye Technology Co., Ltd.	A PRC company formed on April 8, 2021	51% owned by Jiangxi Ruanyun Technology Co., Ltd.
Jiangxi Ruanyun Zhitou Education Consulting Co., Ltd.	A PRC company formed on November 15, 2023	100% owned by Jiangxi Ruanyun Technology Co., Ltd.

Schedule of consolidated assets and liabilities information

	March 31,
	2025	2024
Current assets	$4,278,903	$3,909,121
Non-current assets	1,596,095	1,309,613
Total assets	$5,874,998	$5,218,734

Current liabilities	$6,381,149	$5,189,595
Non-current liabilities	—	—
Total liabilities	$6,381,149	$5,189,595

	For the Years Ended March 31,
	2025	2024
Revenue	$6,685,387	$9,154,072
Net loss	(517,723)	(2,121,237)
Net cash used in operating activities	(1,819,988)	(799,447)
Net cash provided by (used in) investing activities	(162,779)	65,368
Net cash provided by financing activities	$1,558,088	$138,130